Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Repayment schedule [Abstract]
Project debt	$ 5,278,880	$ 5,237,614
Remainder of 2021 [Member]
Repayment schedule [Abstract]
Interest payment	59,366
Nominal repayment	163,975
Between January and September 2022 [Member]
Repayment schedule [Abstract]
Project debt	166,131
Between October and December 2022 [Member]
Repayment schedule [Abstract]
Project debt	163,122
2021 [Member]
Repayment schedule [Abstract]
Interest payment		19,287
Nominal repayment		293,059
2022 [Member]
Repayment schedule [Abstract]
Project debt		328,364
2023 [Member]
Repayment schedule [Abstract]
Project debt	359,313	355,806
2024 [Member]
Repayment schedule [Abstract]
Project debt	373,083	371,548
2025 [Member]
Repayment schedule [Abstract]
Project debt	504,196	508,843
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,489,692	$ 3,360,707